PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Company consummated the Private Placements in which the Sponsor purchased (i) 55,000 Private Units at a price of $10.00 per Private Unit, (ii) 3,950,000 $11.50 Private Warrants at a price of $1.00 per $11.50 Private Warrant, and (iii) 1,000,000 $15 Private Warrants at a price of $0.10 per $15 Private Warrant. The aggregate gross proceeds from the sale of Private Placement Securities are $4,600,000. Each $15 Private Warrant, $11.50 Private Warrant and the Private Unit Warrants will entitle the holder to purchase one share of common stock at its respective exercise price.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Company consummated the Private Placements in which the Sponsor purchased (i) 55,000 Private Units at a price of $10.00 per Private Unit, (ii) 3,950,000 $11.50 Private Warrants at a price of $1.00 per $11.50 Private Warrant, and (iii) 1,000,000 $15 Private Warrants at a price of $0.10 per $15 Private Warrant. The aggregate gross proceeds from the sale of Private Placement Securities are $4,600,000. Each $15 Private Warrant, $11.50 Private Warrant and the Private Unit Warrants will entitle the holder to purchase one share of common stock at its respective exercise price.